Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2019
Document Effective Date	Oct. 21, 2019
Prospectus Date	Oct. 21, 2019